Organization of the Company and Significant Accounting Policies: Capitalized Software Development Costs Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Capitalized Software Development Costs Policy

Capitalized software development costs

The Company capitalizes software development costs subsequent to establishing technological feasibility of a software application. Capitalized software development costs represent the costs associated with the development of the Company’s software applications used to generate revenue from our customers. Amortization of such costs is recorded on a software application-by-application basis, based on the greater of the proportion of current year sales to the total of current and estimated future sales for the applications or the straight-line method over the remaining estimated useful life of the software application. The Company continually evaluates the recoverability of capitalized software costs and will charge to operations amounts that are deemed unrecoverable for projects it abandons.